Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues			$ 2,257,083	$ 1,689,931	$ 1,766,914
Revenue recognized that was included in the deferred revenue			126,500	91,500	88,300
Costs and Expenses
Taxes on advertising and marketing revenues			28,700	24,600
Sales and Marketing Expenses
Advertising and promotional expenses			$ 418,000	330,900	352,300
Options
Stock-based compensation
Vesting period			4 years
Service-based restricted share units
Stock-based compensation
Vesting period			4 years
Advertising & Marketing
Revenues:
Revenues			$ 1,980,795	1,486,155	1,530,211
Costs and Expenses
Cultural business construction fees (as a percent)	1.50%	3.00%	3.00%
Advertising & Marketing | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats			3 months
Value-added services
Revenues:
Revenues			$ 276,288	$ 203,776	$ 236,703